Share-based payment plan (Detail) - shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
All plans Materialise [member]
Disclosure of share-based payment plan [line items]
Outstanding at beginning of period	[1]	965,052	1,318,049	1,458,360
Granted	[1]	0	0	2,000
Forfeited / Cancelled	[1]	(41,443)	(42,952)	(69,104)
Exercised	[1]	(515,887)	(310,045)	(73,207)
Outstanding at end of period	[1]	407,722	965,052	1,318,049
Exercisable at the end of period	[1]	123,305	296,859	252,793
2007-2013 plan [member]
Disclosure of share-based payment plan [line items]
Outstanding at beginning of period		118,376	300,040	320,640
Granted		0	0	0
Forfeited / Cancelled		(1,875)	(3,500)	(1,500)
Exercised		(116,501)	(178,164)	(19,100)
Outstanding at end of period		0	118,376	300,040
Exercisable at the end of period		0	15,300	89,892
IPO plan [member]
Disclosure of share-based payment plan [line items]
Outstanding at beginning of period		465,212	589,052	671,503
Granted		0	0	0
Forfeited / Cancelled		(27,247)	(20,252)	(42,209)
Exercised		(201,239)	(103,588)	(40,242)
Outstanding at end of period		236,726	465,212	589,052
Exercisable at the end of period		95,575	169,071	114,012
2015 plan [member]
Disclosure of share-based payment plan [line items]
Outstanding at beginning of period		310,400	325,200	329,000
Granted		0	0	2,000
Forfeited / Cancelled		(6,400)	(14,800)	(5,800)
Exercised		(170,100)	0	0
Outstanding at end of period		133,900	310,400	325,200
Exercisable at the end of period		15,100	96,500	32,700
IPO plan cash settled [member]
Disclosure of share-based payment plan [line items]
Outstanding at beginning of period		71,064	103,757	137,217
Granted		0	0	0
Forfeited / Cancelled		(5,921)	(4,400)	(19,595)
Exercised		(28,047)	(28,293)	(13,865)
Outstanding at end of period		37,096	71,064	103,757
Exercisable at the end of period		12,630	15,988	16,189

[1]	*The Groups share-based payment plans are all equity-settled except for the IPO warrants that have been granted to certain employees in certain countries due to legal requirements which are cash-settled. The outstanding amount includes stock appreciation rights (SARs) issued under cash-settled share-based payment plans.